Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARES
18.
ORDINARY SHARES

The authorized share capital of the Company was 100,000,000,000 shares comprising of (i) 94,000,000,000 Class A ordinary shares; (ii) 5,000,000,000 Class B ordinary shares; and (iii)1,000,000,000 reserved shares at par value of US$0.00001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

535,500,000 Class A ordinary shares (76,500,000 ADS equivalent) were issued on January 19, 2023 and 69,825,000 Class A ordinary shares (9,975,000 ADS equivalent) were issued on January 26, 2023 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

As of December 31, 2025, there were 3,713,284,286 and 3,041,097,278 Class A and Class B ordinary shares outstanding, and 141,999,316 Class A ordinary shares are deemed issued but not outstanding as they have not been transferred to grantees.